Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
May 31, 2013
Equity [Abstract]
Accumulated other comprehensive income (loss) and related components
Accumulated other comprehensive income (loss) and the related components, net of tax, are included in the table below:

(in millions)	Unrecognized actuarial gains (losses)	Foreign currency translation adjustments	Unrealized gain (loss) on interest rate swaps	Unrealized gain (loss) on available-for-sale securities	Accumulated other comprehensive income
May 31, 2011	$1.2	$235.8	$(60.4)	$(4.8)	$171.8
OCI before reclassifications	(4.2)	(62.1)	(30.4)	4.3	(92.4)
Reclassifications	—	—	43.5	—	43.5
May 31, 2012	$(3.0)	$173.7	$(47.3)	$(0.5)	$122.9
OCI before reclassifications	(7.0)	(138.2)	(18.1)	3.3	(160.0)
Reclassifications	—	—	31.2	—	31.2
May 31, 2013	$(10.0)	$35.5	$(34.2)	$2.8	$(5.9)

Reclassification adjustments from OCI
Reclassifications adjustments from OCI are included in the table below:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Location on Statement of Operations
Interest rate swaps	$49.5	$69.0	$87.9	Interest expense

Tax effects in other comprehensive income
The tax effects in other comprehensive income are included in the tables below:

	Year Ended May 31, 2013
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$(7.1)	$0.1	$(7.0)
Foreign currency translation adjustments	(142.5)	4.3	(138.2)
Unrealized gain (loss) on interest rate swaps	(27.6)	9.5	(18.1)
Reclassifications on interest rate swaps	49.5	(18.3)	31.2
Unrealized gain (loss) on available-for-sale securities	3.4	(0.1)	3.3
Accumulated other comprehensive income	$(124.3)	$(4.5)	$(128.8)

	Year Ended May 31, 2012
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$(3.4)	$(0.8)	$(4.2)
Foreign currency translation adjustments	(79.9)	17.8	(62.1)
Unrealized gain (loss) on interest rate swaps	(48.1)	17.7	(30.4)
Reclassifications on interest rate swaps	69.0	(25.5)	43.5
Unrealized gain (loss) on available-for-sale securities	4.3	—	4.3
Accumulated other comprehensive income	$(58.1)	$9.2	$(48.9)

	Year Ended May 31, 2011
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$4.7	$(0.2)	$4.5
Foreign currency translation adjustments	330.3	(65.9)	264.4
Unrealized gain (loss) on interest rate swaps	(54.8)	18.8	(36.0)
Reclassifications on interest rate swaps	87.9	(32.4)	55.5
Unrealized gain (loss) on available-for-sale securities	(6.9)	0.9	(6.0)
Accumulated other comprehensive income	$361.2	$(78.8)	$282.4